Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 12,606	$ 17,480	$ 41,280	$ 43,620	$ 65,869	$ 32,909
Income (loss) from operations
Income (loss) from operations	(2,480)	(2,364)	(15,276)	(9,470)	(12,302)	(37,838)
Depreciation and amortization
Depreciation and amortization	590	657	1,826	1,899	2,553	20,917
Net income (loss)
Net income (loss)	(5,174)	(3,116)	(19,974)	(23,098)	(53,101)	(49,236)
North America [Member]
Revenue
Revenue	2,832	12,488	15,478	32,330	48,938	28,613
Income (loss) from operations
Income (loss) from operations	(3,664)	(3,243)	(20,456)	(10,729)	(14,121)	(36,517)
Depreciation and amortization
Depreciation and amortization	505	495	1,504	1,415	1,907	19,938
Net income (loss)
Net income (loss)	(6,281)	(3,760)	(25,053)	(24,057)	(54,170)	(47,969)
International [Member]
Revenue
Revenue	9,774	4,992	25,802	11,290	16,931	4,296
Income (loss) from operations
Income (loss) from operations	1,184	879	5,180	1,259	1,819	(1,321)
Depreciation and amortization
Depreciation and amortization	85	162	322	484	646	979
Net income (loss)
Net income (loss)	$ 1,108	$ 644	$ 5,079	$ 959	$ 1,069	$ (1,267)